SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator for earnings per share:
Net loss attributable to the Company's ordinary shareholders	$ (2,154,084)	$ (2,245,718)
Denominator for basic and diluted earnings per share:
Weighted average ordinary shares - basic	11,675,216	11,675,216	11,652,882
Per share amount
Per share - basic	$ (0.18)	$ (0.19)	$ 0.02
Per share - diluted	$ (0.18)	$ (0.19)	$ 0.02